SOUND ENHANCED FIXED INCOME ETF

Schedule of Investments at August 31, 2022 (Unaudited)

	Shares	Value
Closed-End Funds - 2.9%
AllianceBernstein Global High Income Fund, Inc.	65,077	650,770
Total Closed-End Funds
(Cost $773,915)		650,770

Common Stocks - 29.2%
Investment Companies - 15.1%
Ares Capital Corp.	38,251	751,250
Golub Capital BDC, Inc.	45,952	639,192
PennantPark Floating Rate Capital Ltd.	60,946	745,370
Sixth Street Specialty Lending, Inc.	30,703	578,137
WhiteHorse Finance, Inc.	47,584	697,106
		3,411,055
Private Equity - 2.8%
Hercules Capital, Inc.	44,524	626,453

Real Estate Investment Trusts (REITs) - 11.3%
Alpine Income Property Trust, Inc.	13,830	251,015
Brandywine Realty Trust	21,879	175,688
Gaming and Leisure Properties, Inc.	1,671	80,659
Global Medical REIT, Inc.	19,533	211,738
Global Net Lease, Inc.	14,944	205,779
Medical Properties Trust, Inc.	12,002	175,349
Omega Healthcare Investors, Inc.	6,886	224,897
Plymouth Industrial REIT, Inc.	14,153	286,881
Simon Property Group, Inc.	3,010	306,960
Spirit Realty Capital, Inc.	6,324	258,335
VICI Properties, Inc.	11,077	365,430
		2,542,731
Total Common Stocks
(Cost $7,467,538)		6,580,239

	Principal Amount
Corporate Bonds - 24.6%
Auto Parts & Equipment - 1.8%
American Axle & Manufacturing, Inc.
5.000%, 10/01/2029	465,000	395,087

Chemicals - 2.1%
Olin Corp.
5.125%, 09/15/2027	509,000	483,744

Computers - 1.7%
Dell, Inc.
6.500%, 04/15/2038	392,000	394,370

Diversified Financial Services - 2.1%
Radian Group, Inc.
4.875%, 03/15/2027	509,000	474,851

Gas - 2.2%
National Fuel Gas Co.
4.750%, 09/01/2028	509,000	491,678

Lodging - 2.0%
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/2030	502,000	459,385

Media - 2.1%
AMC Networks, Inc.
4.750%, 08/01/2025	510,000	473,046

Miscellaneous Manufacturers - 2.2%
Trinity Industries, Inc.
4.550%, 10/01/2024	509,000	495,753

Oil & Gas - 4.3%
Apache Corp.
5.100%, 09/01/2040	509,000	433,233
Murphy Oil Corp.
5.875%, 12/01/2027	560,000	545,434
		978,667
Pipelines - 4.1%
EQM Midstream Partners L.P.
5.500%, 07/15/2028	459,000	420,405
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 01/15/2028	509,000	496,955
		917,360
Total Corporate Bonds
(Cost $6,216,897)		5,563,941

	Shares
Exchange Traded Funds - 10.3%
Invesco Emerging Markets Sovereign Debt ETF	26,571	496,878
iShares 0-5 Year High Yield Corporate Bond ETF	16,830	689,862
iShares J.P. Morgan EM High Yield Bond ETF	16,473	567,659
VanEck Emerging Markets High Yield Bond ETF	32,029	566,913
Total Exchange Traded Funds
(Cost $2,884,919)		2,321,312

Preferred Stocks - 31.3%
Banks - 15.8%
Associated Banc-Corp
5.625%, 09/15/25 (1)	22,185	513,583
Bank of America Corp.
5.375%, 06/25/24 (1)	23,358	548,679
JPMorgan Chase & Co.
6.000%, 03/01/24 (1)	22,389	565,322
Morgan Stanley
4.875%, 01/15/25 (1)	24,022	502,781
4.250%, 01/15/27 (1)	23,300	428,953
Truist Financial Corp.
5.250%, 06/01/25 (1)	22,951	531,545
Wells Fargo & Co.
4.700%, 12/15/25 (1)	24,430	477,607
		3,568,470
Diversified Financial Services - 2.1%
Capital One Financial Corp.
4.800%, 06/01/25 (1)	24,583	472,731

Electric - 4.7%
CMS Energy Corp.
5.875%, 03/01/24	22,798	547,152
The Southern Co.
4.950%, 01/30/25	23,257	507,933
		1,055,085
Insurance - 6.7%
AEGON Funding Co., LLC
5.100%, 12/15/24	23,511	498,198
The Allstate Corp.
5.100%, 10/15/24 (1)	22,848	505,626
MetLife, Inc.
4.750%, 03/15/25 (1)	23,409	502,357
		1,506,181
Telecommunications - 2.0%
AT&T, Inc.
4.750%, 02/18/25 (1)	23,716	459,853
Total Preferred Stocks
(Cost $8,409,700)		7,062,320

Short-Term Investments - 1.0%
Money Market Fund - 1.0%
First American Government Obligations Fund, Class X, 2.042% (2)	233,578	233,578
Total Short-Term Investments
(Cost $233,578)		233,578

Total Investments in Securities - 99.3%
(Cost $25,986,547)		22,412,160
Other Assets in Excess of Liabilities - 0.7%		162,782
Net Assets - 100.0%		$22,574,942

(1)	Perpetual call date security. Date shown is next call date.
(2)	The rate shown is the annualized seven-day effective yield as of August 31, 2022.

Summary of Fair Value Exposure at August 31, 2022 (Unaudited)

The Sound Enhanced Fixed Income ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Closed-End Funds	$650,770	$–	$–	$650,770
Common Stocks (1)	6,580,239	–	–	6,580,239
Corporate Bonds (1)	–	5,563,941	–	5,563,941
Exchange Traded Funds	2,321,312	–	–	2,321,312
Preferred Stocks (1)	7,062,320	–	–	7,062,320
Short-Term Investments	233,578	–	–	233,578
Total Investments in Securities	$16,848,219	$5,563,941	$–	$22,412,160

(1) See Schedule of Investments for industry breakout.